ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, beginning	$ 3,291,242		$ 34,485
Intanginle acquired	0		3,569,300
Less: Amortization	202,224	$ 83,094	312,543	$ 14,520
Intangible asset, ending	3,089,018		3,291,242
IP/technology
Intangible assets, beginning	394,984		0
Intanginle acquired	0		438,000
Less: Amortization	31,284		43,016
Intangible asset, ending	363,700		394,984
Non-compete
Intangible assets, beginning	94,968		0
Intanginle acquired	0		123,200
Less: Amortization	20,532		28,232
Intangible asset, ending	74,436		94,968
tradename/trademarks
Intangible assets, beginning	2,801,290		0
Intanginle acquired	0		3,008,100
Less: Amortization	150,408		206,810
Intangible asset, ending	$ 2,650,882		2,801,290
Other
Intangible assets, beginning			34,485
Intanginle acquired			0
Less: Amortization			34,485
Intangible asset, ending			$ 0